Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually during the fourth quarter, or when indicators of impairment exist.
Goodwill consisted of the following:

		Goodwill
	Note	(U.S. $ in thousands)
Balance as of June 30, 2020		$645,140
Additions	13	80,649
Effect of change in exchange rates		(31)
Balance as of June 30, 2021		$725,758
Additions	13	9,361
Effect of change in exchange rates		(2,453)
Balance as of June 30, 2022		$732,666
Additions to goodwill during fiscal year 2022 were as a result of an acquisition completed during the fiscal year. Additions to goodwill during fiscal year 2021 were as a result of the acquisitions completed during the fiscal year including, primarily Mindville AB (“Mindville”) and Chart.io, Inc. (“Chartio”). See Note 13, “Business combinations” for additional information regarding acquisitions.
Intangible assets
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2021
Opening cost balance	$27,795	$214,744	$128,502	$371,041
Additions	1,800	23,005	1,849	26,654
Disposals	(220)	(6,900)	(310)	(7,430)
Closing cost balance	29,375	230,849	130,041	390,265

Opening accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Amortization charge	(1,124)	(21,691)	(8,939)	(31,754)
Disposals	220	6,900	310	7,430
Closing accumulated amortization	(24,109)	(161,937)	(79,629)	(265,675)
Net book balance	$5,266	$68,912	$50,412	$124,590

As of June 30, 2022
Opening cost balance	$29,375	$230,849	$130,041	$390,265
Additions	4,018	3,769	861	8,648
Disposals	—	—	(1,400)	(1,400)
Closing cost balance	33,393	234,618	129,502	397,513

Opening accumulated amortization	(24,109)	(161,937)	(79,629)	(265,675)
Amortization charge	(1,305)	(22,441)	(8,652)	(32,398)
Disposals	—	—	1,400	1,400
Closing accumulated amortization	(25,414)	(184,378)	(86,881)	(296,673)
Net book balance	$7,979	$50,240	$42,621	$100,840
As of June 30, 2022, no development costs have qualified for capitalization, and all development costs have been expensed as incurred.
As of June 30, 2022, the remaining amortization period for patents, trademarks and other rights ranged from one year to nine years. The remaining amortization period for acquired developed technology ranged from approximately one year to four years. The remaining amortization period for customer relationships ranged from one year to six years.